UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS BRAZIL EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 61.2%
Capital Markets – 2.8%
14,804	CETIP SA - Mercados Organizados	$ 187,615

Commercial Banks – 13.1%
20,093	Banco Bradesco SA ADR	308,227
18,288	Banco do Brasil SA	194,553
4,267	Banco Santander Brasil SA	32,296
22,356	Itau Unibanco Holding SA ADR	353,448

		888,524

Diversified Consumer Services – 3.5%
16,756	Anhanguera Educacional Participacoes SA	238,355

Diversified Financial Services – 5.4%
64,969	BM&FBOVESPA SA	364,602

Food Products – 3.6%
4,983	BRF - Brasil Foods SA	71,346
11,369	Cosan SA Industria e Comercio	173,098

		244,444

Household Durables – 1.5%
13,345	Direcional Engenharia SA	63,430
22,342	PDG Realty SA Empreendimentos e Participacoes	37,178

		100,608

IT Services – 4.0%
9,205	Cielo SA	268,352

Metals & Mining – 9.8%
18,901	Gerdau SA ADR	171,999
11,759	Vale SA	213,179
15,578	Vale SA ADR	281,183

		666,361

Multiline Retail – 2.6%
35,803	Magazine Luiza SA	179,085

Oil, Gas & Consumable Fuels – 10.4%
25,163	OGX Petroleo e Gas Participacoes SA*	69,379
28,145	Petroleo Brasileiro SA ADR	552,486
3,384	Ultrapar Participacoes SA	79,762

		701,627

Transportation Infrastructure – 4.5%
36,235	CCR SA	302,371

TOTAL COMMON STOCKS		$4,141,944

Shares	Description	Value
Preferred Stocks – 37.1%
Beverages – 9.5%
5,221	Companhia de Bebidas das Americas	$ 200,285
11,597	Companhia de Bebidas das Americas ADR	447,064

		647,349

Chemicals – 0.9%
10,187	Braskem SA Class A	61,593

Commercial Banks – 5.2%
75,197	Itausa - Investimentos Itau SA	352,646

Containers & Packaging – 4.7%
71,669	Klabin SA	316,516

Diversified Telecommunication Services – 4.2%
12,020	Telefonica Brasil SA	281,730

Electric Utilities – 5.4%
19,187	Companhia Energetica de Minas Gerais	366,849

Metals & Mining – 7.2%
18,457	Bradespar SA	276,783
13,195	Gerdau SA	119,896
8,045	Metalurgica Gerdau SA	91,552

		488,231

TOTAL PREFERRED STOCKS		$2,514,914

Exchange Traded Funds – 2.6%
3,400	iShares MSCI Brazil Index Fund	$ 178,330

Units	Description	Expiration Month	Value
Rights* – 0.0%
Household Durables – 0.0%
3,924	PDG Realty SA Empreendimentos e Participacoes	08/12	$ 77

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.0%
Repurchase Agreement – 3.0%
Joint Repurchase Agreement Account II
$200,000	0.180%	08/01/12	$ 200,000

TOTAL INVESTMENTS – 103.9%			$7,035,265

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.9)%			(261,670)

NET ASSETS – 100.0%			$6,773,595

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRAZIL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,525,283
Gross unrealized gain	310,681
Gross unrealized loss	(800,699)
Net unrealized security loss	$(490,018)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Auto Components – 1.0%
68,000	Minth Group Ltd.	$ 69,298

Automobiles – 1.5%
46,500	Great Wall Motor Co. Ltd. Class H	103,941

Commercial Banks – 21.8%
347,000	China CITIC Bank Corp. Ltd. Series H	174,065
1,080,000	China Construction Bank Corp. Class H	725,691
1,005,000	Industrial and Commercial Bank of China Ltd. Class H	573,044

		1,472,800

Communications Equipment – 2.2%
28,000	AAC Technologies Holdings, Inc.	81,258
49,800	ZTE Corp. Class H	66,061

		147,319

Construction Materials – 1.9%
174,000	China Glass Holdings Ltd.	17,532
218,000	China Resources Cement Holdings Ltd.	114,178

		131,710

Diversified Telecommunication Services – 2.1%
96,000	China Unicom Hong Kong Ltd.	140,459

Electrical Equipment – 1.6%
18,000	Dongfang Electric Corp. Ltd. Class H	26,029
34,000	Zhuzhou CSR Times Electric Co. Ltd. Class H	80,456

		106,485

Electronic Equipment, Instruments & Components – 2.8%
89,000	Digital China Holdings Ltd.	138,085
6,243	Hollysys Automation Technologies Ltd.*	48,633

		186,718

Food Products – 3.2%
74,000	China Mengniu Dairy Co. Ltd.	219,356

Health Care Providers & Services – 1.5%
35,200	Sinopharm Group Co. Ltd. Class H	103,013

Independent Power Producers & Energy Traders – 0.9%
88,000	Huaneng Power International, Inc. Class H	63,555

Insurance – 6.9%
64,000	China Life Insurance Co. Ltd.	175,685

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
91,400	China Pacific Insurance (Group) Co. Ltd. Class H	$ 287,827

		463,512

Internet Software & Services – 5.1%
11,700	Tencent Holdings Ltd.	347,366

Machinery – 3.8%
74,000	China Automation Group Ltd.	13,180
65,000	Haitian International Holdings Ltd.	62,519
161,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	178,786

		254,485

Metals & Mining – 2.8%
88,000	Jiangxi Copper Co. Ltd. Class H	192,479

Oil, Gas & Consumable Fuels – 18.3%
71,000	China Shenhua Energy Co. Ltd. Class H	264,219
267,000	CNOOC Ltd.	535,617
350,000	PetroChina Co. Ltd. Class H	437,019

		1,236,855

Pharmaceuticals – 0.8%
30,000	Guangzhou Pharmaceutical Co. Ltd. Class H	52,033

Real Estate Management & Development – 6.2%
180,000	China Overseas Land & Investment Ltd.	422,804

Specialty Retail – 3.9%
145,000	Belle International Holdings Ltd.	266,461

Textiles, Apparel & Luxury Goods – 0.9%
96,000	China Lilang Ltd.	58,272

Wireless Telecommunication Services – 8.2%
47,500	China Mobile Ltd.	554,279

TOTAL COMMON STOCKS – 97.4%		$6,593,200

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 5.9%
Repurchase Agreement – 5.9%
Joint Repurchase Agreement Account II
$400,000	0.180%	08/01/12	$ 400,000

TOTAL INVESTMENTS – 103.3%			$6,993,200

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%			(225,266)

NET ASSETS – 100.0%			$6,767,934

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on July 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,534,342
Gross unrealized gain	327,929
Gross unrealized loss	(869,071)
Net unrealized security loss	$(541,142)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INDIA EQUITY FUND

Consolidated Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 94.4%
Aerospace & Defense – 0.6%
1,696	Bharat Electronics Ltd.	$ 35,380

Air Freight & Logistics – 2.3%
3,670	Blue Dart Express Ltd.	129,191

Auto Components – 5.4%
3,871	Amtek Auto Ltd.	7,122
1,342	Bosch Ltd.	215,628
34,110	Exide Industries Ltd.	78,482

		301,232

Automobiles – 4.0%
2,884	Hero Motocorp Ltd.	103,453
51,972	Tata Motors Ltd. Class A	120,040

		223,493

Chemicals – 1.7%
3,842	Akzo Nobel India Ltd.	60,612
8,702	EID Parry India Ltd.	32,824

		93,436

Commercial Banks – 23.7%
11,925	Federal Bank Ltd.	88,379
52,209	HDFC Bank Ltd.	549,310
8,424	ICICI Bank Ltd.	144,966
3,200	ICICI Bank Ltd. ADR	110,784
24,441	IndusInd Bank Ltd.	151,445
4,267	ING Vysya Bank Ltd.	29,395
3,018	State Bank of India	108,202
22,068	Yes Bank Ltd.	144,267

		1,326,748

Construction Materials – 4.6%
13,196	Ambuja Cements Ltd.	42,637
3,367	Grasim Industries Ltd.	180,145
29,906	Orient Paper & Industries Ltd.	34,839

		257,621

Consumer Finance – 0.9%
84,757	Manappuram Finance Ltd.	50,900

Diversified Consumer Services* – 0.0%
840	Career Point Infosystems Ltd.	2,097

Diversified Financial Services – 3.2%
1,438	Crisil Ltd.	23,155
3,291	ICRA Ltd.	71,439
20,171	Indiabulls Financial Services Ltd.	82,057

		176,651

Electronic Equipment, Instruments & Components – 0.6%
789	Honeywell Automation India Ltd.	34,237

Shares	Description	Value
Common Stocks – (continued)
Food Products – 3.4%
1,127	Glaxo SmithKline Consumer Healthcare Ltd.	$ 53,427
16,209	McLeod Russel India Ltd.	93,156
5,940	Zydus Wellness Ltd.	44,179

		190,762

Hotels, Restaurants & Leisure* – 1.0%
2,774	Jubilant Foodworks Ltd.	55,894

Household Durables – 2.6%
2,241	TTK Prestige Ltd.	144,450

Independent Power Producers & Energy Traders* – 0.7%
22,007	Indiabulls Infrastructure and Power Ltd.	1,741
162,788	Indiabulls Power Ltd.	37,307

		39,048

Internet Software & Services – 0.4%
4,236	Info Edge India Ltd.	24,423

IT Services – 9.2%
1,641	Cognizant Technology Solutions Corp. Class A*	93,160
1,100	Infosys Ltd.	43,797
1,469	Infosys Ltd. ADR	58,143
14,475	Tata Consultancy Services Ltd.	321,947

		517,047

Life Sciences Tools & Services – 1.4%
4,006	Divi’s Laboratories Ltd.	78,822

Machinery – 5.2%
6,704	Elgi Equipments Ltd.	10,172
3,424	Nesco Ltd.	40,267
8,019	SKF India Ltd.	87,784
10,882	Thermax India Ltd.	94,472
17,386	Timken India Ltd.	58,727

		291,422

Media – 0.3%
4,960	D.B. Corp. Ltd.	17,826

Metals & Mining – 3.9%
35,421	Gujarat Mineral Development Corp. Ltd.	118,230
720	Maharashtra Seamless Ltd.	4,339
12,984	Tata Steel Ltd.	96,162

		218,731

Personal Products – 4.2%
7,865	Emami Ltd.	70,146
2,064	Gillette India Ltd.	87,053
1,897	Procter & Gamble Hygiene & Healthcare Ltd.	76,848

		234,047

Pharmaceuticals – 2.3%
733	Astrazeneca Pharma India Ltd.	20,961

GOLDMAN SACHS INDIA EQUITY FUND

Consolidated Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
6,078	Wockhardt Ltd.*	$ 106,487

		127,448

Professional Services – 0.3%
1,527	eClerx Services Ltd.	18,683

Real Estate Management & Development – 3.1%
7,460	Indiabulls Real Estate Ltd.	7,416
8,210	Phoenix Mills Ltd.	27,075
26,875	Prestige Estates Projects Ltd.	54,120
13,908	Sobha Developers Ltd.	86,827

		175,438

Software – 3.3%
4,237	NIIT Technologies Ltd.	22,170
3,491	Oracle Financial Services Software Ltd.*	159,875

		182,045

Textiles, Apparel & Luxury Goods – 5.0%
12,974	Bombay Dyeing & Manufacturing Co. Ltd.	116,936
40,842	Titan Industries Ltd.	162,319

		279,255

Tobacco – 1.0%
1,903	VST Industries Ltd.	56,587

Water Utilities – 0.1%
562	VA Tech Wabag Ltd.	4,883

TOTAL COMMON STOCKS		$5,287,797

Units	Description	Expiration Date	Value
Warrants* – 0.7%
Multi Commodity Exchange of India Ltd.
542		03/07/17	$ 10,025
1,619		03/21/22	29,947

TOTAL WARRANTS			$ 39,972

TOTAL INVESTMENTS – 95.1%			$5,327,769

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%			275,331

NET ASSETS – 100.0%			$5,603,100

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INDIA EQUITY FUND

Consolidated Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)
SGX S&P CNX Nifty Index	42	August 2012	$440,832	$7,107

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,230,573
Gross unrealized gain	456,307
Gross unrealized loss	(359,111)
Net unrealized security gain	$97,196

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS KOREA EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 100.6%
Air Freight & Logistics – 0.6%
94	Hyundai Glovis Co. Ltd.	$ 17,943

Airlines* – 2.6%
1,870	Korean Air Lines Co. Ltd.	79,340

Auto Components – 4.3%
410	Hankook Tire Co. Ltd.	15,028
330	Hyundai Mobis	86,694
199	Hyundai Wia Corp.	29,031
20	Nexen Tire Corp.	360

		131,113

Automobiles – 9.7%
743	Hyundai Motor Co.	154,354
2,100	Kia Motors Corp.	143,957

		298,311

Biotechnology – 1.2%
718	Medy-Tox, Inc.	38,362

Building Products – 0.1%
210	Sung Kwang Bend Co. Ltd.	3,881

Capital Markets – 1.9%
1,194	Samsung Securities Co. Ltd.	50,645
950	Woori Investment & Securities Co. Ltd.	9,036

		59,681

Chemicals – 8.6%
366	Cheil Industries, Inc.	31,192
70	Honam Petrochemical Corp.	14,575
3,260	Huchems Fine Chemical Corp.	68,247
439	Korea Kumho Petrochemical Co. Ltd.	47,257
218	LG Chem Ltd.	59,820
1,100	SKC Co. Ltd.	43,032

		264,123

Commercial Banks – 4.8%
430	Hana Financial Group, Inc.	13,618
1,470	KB Financial Group, Inc.	46,294
1,170	Shinhan Financial Group Co. Ltd.	37,110
5,170	Woori Finance Holdings Co. Ltd.	50,354

		147,376

Construction & Engineering – 2.8%
270	Daelim Industrial Co. Ltd.	20,699
347	Doosan Heavy Industries and Construction Co. Ltd.	18,490
360	Hyundai Engineering & Construction Co. Ltd.	18,807
220	KEPCO Engineering & Construction Co., Inc.	13,265

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – (continued)
2,850	Kumho Industrial Co. Ltd.*	$ 13,766

		85,027

Diversified Telecommunication Services – 2.5%
12,970	LG Uplus Corp.	75,263

Electric Utilities* – 1.9%
2,570	Korea Electric Power Corp.	57,413

Electrical Equipment – 0.7%
290	LS Corp.	22,625

Electronic Equipment, Instruments & Components – 3.7%
2,490	LG Display Co. Ltd.*	53,191
220	LG Innotek Co. Ltd.*	17,028
1,555	Partron Co. Ltd.	15,668
290	Samsung Electro-Mechanics Co. Ltd.	26,920

		112,807

Food & Staples Retailing – 0.3%
462	CJ Freshway Corp.	9,868

Food Products – 0.1%
10	CJ CheilJedang Corp.	2,445

Hotels, Restaurants & Leisure – 1.0%
1,560	Kangwon Land, Inc.	32,049

Household Durables* – 0.2%
401	Thinkware Systems Corp.	5,843

Industrial Conglomerates – 7.2%
1,374	Samsung Techwin Co. Ltd.	87,953
975	SK Holdings Co. Ltd.	132,397

		220,350

Insurance – 2.7%
1,090	Hyundai Marine & Fire Insurance Co. Ltd.	26,901
590	LIG Insurance Co. Ltd.	11,402
146	Samsung Fire & Marine Insurance Co. Ltd.	27,306
40	Samsung Life Insurance Co. Ltd.	3,273
1,350	Tong Yang Life Insurance Co. Ltd.	12,959

		81,841

Internet Software & Services – 4.3%
550	NHN Corp.	133,292

Machinery – 4.7%
4,120	Doosan Infracore Co. Ltd.*	65,373
235	Hyundai Heavy Industries Co. Ltd.	49,796
690	Samsung Heavy Industries Co. Ltd.	23,594
323	TK Corp.*	7,152

		145,915

Media – 3.8%
2,780	Cheil Worldwide, Inc.	46,446
260	CJ CGV Co. Ltd.	5,971

GOLDMAN SACHS KOREA EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
2,910	KT Skylife Co. Ltd.*	$ 64,542

		116,959

Metals & Mining – 2.8%
424	Hyundai Steel Co.	31,171
169	POSCO	53,978

		85,149

Oil, Gas & Consumable Fuels – 0.7%
420	GS Holdings	21,117

Paper & Forest Products – 0.6%
2,210	Hansol Paper Co. Ltd.	17,571

Personal Products – 0.9%
504	Able C&C Co. Ltd.	27,304

Pharmaceuticals – 3.1%
163	Green Cross Corp.	20,821
555	Hanmi Pharm Co. Ltd.*	39,801
675	Kolon Life Science, Inc.	35,839

		96,461

Semiconductors & Semiconductor Equipment – 16.6%
3,600	Hynix Semiconductor, Inc.*	68,385
358	Samsung Electronics Co. Ltd.	411,529
3,270	Simm Tech Co. Ltd.	30,909

		510,823

Software – 3.0%
1,125	GOLFZON Co. Ltd.	55,697
1,169	JCEntertainment Corp.	36,432

		92,129

Tobacco – 1.0%
419	KT&G Corp.	30,870

Trading Companies & Distributors – 1.0%
530	Samsung C&T Corp.	29,909

Wireless Telecommunication Services – 1.2%
298	SK Telecom Co. Ltd.	37,868

TOTAL COMMON STOCKS – 100.6%		$3,091,028

Preferred Stock – 0.2%
Automobiles – 0.2%
110	Hyundai Motor Co.	$ 7,225

TOTAL INVESTMENTS – 100.8%		$3,098,253

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(25,361)

NET ASSETS – 100.0%		$3,072,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS KOREA EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,116,595
Gross unrealized gain	266,155
Gross unrealized loss	(284,497)
Net unrealized security loss	$(18,342)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Basis for consolidation for the India Equity Fund — Goldman Sachs Mauritius India Equity Fund, Ltd. (the “Subsidiary”), organized in the Republic of Mauritius, was incorporated on March 21, 2011, and is currently a wholly-owned subsidiary of the India Equity Fund. The Subsidiary commenced operations on June 30, 2011. The Subsidiary was formed primarily to gain exposure to a wide selection of Indian companies. The Subsidiary is registered with and regulated by the Mauritius Financial Services Commission. The Subsidiary is advised by Goldman Sachs Asset Management International (“GSAMI”) and has the same investment objective and strategies as the Fund. The Subsidiary has appointed Intercontinental Trust Limited (“the Main Administrator”) to act as Administrator to the Subsidiary. The administration function has been sub-delegated to State Street Bank (“the Administrator’s Agent”). All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2012, the Fund owned 100% of the outstanding shares of the Subsidiary and has elected to treat the Subsidiary as a disregarded entity for United States Federal income tax purposes.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying foreign investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which, are generally classified as Level 1, these investments are generally classified as in Level 2 of the fair value hierarchy.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Future contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAMI, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but not limited to significant fluctuations in U.S. foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2012:

BRAZIL EQUITY Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$4,767,338	$2,067,927		$—
Short-term Investments	—	200,000		—
Total	$4,767,338	$2,267,927		$—

CHINA EQUITY Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$48,633	$6,544,567	(a)	$—
Short-term Investments	—	400,000		—
Total	$48,633	$6,944,567		$—

INDIA EQUITY Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$387,588	$4,940,181	(a)	$—

Derivative Type	Level 1	Level 2		Level 3
Assets(b)
Futures Contracts	$7,107	$—		$—

KOREA EQUITY Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$30,870	$3,067,383	(a)	$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

Investments in Derivatives — The following table sets forth, by certain risk types, the gross value of the India Equity Fund’s derivative contracts for trading activities as of July 31, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

India Equity Risk	Assets		Liabilities
Equity	$7,107	(a)	$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Brazil Equity	$200,000	$200,001	$204,332
China Equity	400,000	400,002	408,663

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At July 31, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Brazil Equity	China Equity
BNP Paribas Securities Co.	0.180%	$38,798	$77,596
Credit Suisse Securities LLC	0.160	40,691	81,382
Deutsche Bank Securities, Inc.	0.190	30,613	61,225
JPMorgan Securities LLC	0.180	33,120	66,241
Wells Fargo Securities LLC	0.190	56,778	113,556
TOTAL		$200,000	$400,000

At July 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 4.000%	06/01/27 to 04/01/42
Federal National Mortgage Association	2.500 to 6.500	03/01/16 to 04/01/52
Government National Mortgage Association	3.500	05/15/27 to 06/15/42
U.S. Treasury Notes	0.375 to 1.500	11/15/14 to 06/30/16

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Geographic Risk — The Brazil Equity, China Equity, India Equity and Korea Equity Funds invest primarily in a portfolio of equity investments that are tied economically to Brazil, China, India and Korea, respectively, or in issuers that participate in the markets of these respective countries. The Funds’ investment exposure to these particular countries or regions will subject the Funds to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic, or environmental events and natural disasters, which may occur in a given country or region.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — Each Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Funds may be subject to greater risks than a fund that invests in a great number of issuers.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 28, 2012

*	Print the name and title of each signing officer under his or her signature.